Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization	¥ (531,416)	¥ (526,300)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(82,456)	(50,540)
Net book value	17,086	22,203
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	709,591	689,333
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	379,387	368,555
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	28,911	28,086
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 51,178	¥ 51,178